Segment Information (Tables)	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
Schedule of Company Revenue

The Company’s revenue derived from different products are as below:

	For the years ended March 31,
	2025	2024	2023
Cable and wire harness	$16,385,705	$13,626,836	$22,212,627
Connectors	1,245,784	1,121,715	1,846,929
Total	$17,631,489	$14,748,551	$24,059,556

Schedule of Disaggregation of Revenue	The following table sets forth the disaggregation of revenue by geographic area:
	For the years ended March 31,
	2025	2024	2023
Europe	$10,991,905	$8,523,788	$15,044,438
Asia	5,336,247	4,843,082	7,438,292
Americas	1,303,286	1,381,681	1,576,826
Others	51	-	-
Total	$17,631,489	$14,748,551	$24,059,556

Schedule of Long-Lived Assets by Geography	Long-lived assets by Geography
	As of March 31,
	2025	2024
Europe	$541,543	$38,274
Asia	5,207,187	5,629,541
Total	$5,748,730	$5,667,815